Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Reconciliations of basic and diluted distributed and undistributed earnings (loss) per common share
The following are reconciliations of the numerators and denominators used to compute the Company’s basic and diluted earnings per common share as reported for the years ended December 31, 2016, 2015 and 2014 (in thousands, except per share data).

	Year Ended December 31,
	2016	2015	2014
Net (loss) income attributable to Matador Resources Company shareholders — numerator	$(97,421)	$(679,785)	$110,771

Weighted average common shares outstanding — denominator
Basic	91,273	81,537	70,229
Dilutive effect of options, restricted stock units and preferred shares	—	—	677
Diluted weighted average common shares outstanding	91,273	81,537	70,906
Earnings (loss) per common share attributable to Matador Resources Company shareholders
Basic	$(1.07)	$(8.34)	$1.58
Diluted	$(1.07)	$(8.34)	$1.56